AB Discovery Growth Fund, Inc.

Portfolio of Investments

April 30, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.9%
Information Technology – 35.2%
Electronic Equipment, Instruments & Components – 6.3%
Cognex Corp.	939,300	$80,892,516
IPG Photonics Corp.(a) (b)	252,083	54,729,740
Littelfuse, Inc.	205,883	54,608,407
Novanta, Inc.(b)	378,271	49,822,073
Shoals Technologies Group, Inc.(b)	1,097,927	35,210,519

		275,263,255

IT Services – 3.7%
Digitalocean Holdings, Inc.(b)	633,530	27,602,902
MongoDB, Inc.(a) (b)	231,450	68,847,117
Shift4 Payments, Inc. - Class A(b)	646,331	63,915,673

		160,365,692

Semiconductors & Semiconductor Equipment – 12.2%
Cree, Inc.(a) (b)	403,556	40,121,538
Entegris, Inc.	664,206	74,776,311
Lattice Semiconductor Corp.(b)	1,245,868	62,679,619
MACOM Technology Solutions Holdings, Inc.(b)	648,864	36,732,191
MKS Instruments, Inc.	366,070	65,566,798
Monolithic Power Systems, Inc.	237,670	85,889,185
ON Semiconductor Corp.(b)	1,440,280	56,170,920
Synaptics, Inc.(b)	378,590	52,953,383
Universal Display Corp.	262,363	58,687,979

		533,577,924

Software – 13.0%
Anaplan, Inc.(b)	771,541	46,022,421
Avalara, Inc.(b)	353,029	50,027,740
Coupa Software, Inc.(a) (b)	81,062	21,808,921
Fair Isaac Corp.(b)	136,565	71,206,357
HubSpot, Inc.(b)	138,921	73,134,960
Manhattan Associates, Inc.(b)	552,403	75,811,788
RingCentral, Inc. - Class A(a) (b)	129,353	41,257,139
Smartsheet, Inc. - Class A(b)	954,191	56,583,526
Varonis Systems, Inc.(b)	980,633	51,924,517
Zendesk, Inc.(b)	522,640	76,383,836

		564,161,205

		1,533,368,076

Health Care – 20.8%
Biotechnology – 8.7%
ADC Therapeutics SA(a) (b)	783,395	19,224,513
Allogene Therapeutics, Inc.(b)	646,934	20,003,199
Arena Pharmaceuticals, Inc.(b)	102,985	7,067,861
Arrowhead Pharmaceuticals, Inc.(b)	450,450	32,774,742
Ascendis Pharma A/S (Sponsored ADR)(b)	129,057	18,709,393
Biohaven Pharmaceutical Holding Co., Ltd.(b)	340,721	25,588,147

Company	Shares	U.S. $ Value
Blueprint Medicines Corp.(b)	298,947	$28,794,575
Coherus Biosciences, Inc.(a) (b)	1,031,910	15,272,268
Deciphera Pharmaceuticals, Inc.(b)	298,250	13,829,853
Instil Bio, Inc.(b)	522,234	10,721,464
Intellia Therapeutics, Inc.(b)	359,860	27,626,452
Iovance Biotherapeutics, Inc.(b)	843,440	26,517,754
Kodiak Sciences, Inc.(a) (b)	215,729	26,068,692
Legend Biotech Corp. ADR(b)	599,377	18,041,248
PTC Therapeutics, Inc.(b)	135,138	5,569,037
Sage Therapeutics, Inc.(b)	176,430	13,895,627
Turning Point Therapeutics, Inc. - Class I(b)	263,318	20,072,731
Ultragenyx Pharmaceutical, Inc.(b)	237,283	26,490,274
Vir Biotechnology, Inc.(a) (b)	460,106	21,965,460

		378,233,290

Health Care Equipment & Supplies – 3.1%
AtriCure, Inc.(b)	686,719	52,925,433
Insulet Corp.(a) (b)	149,286	44,072,213
Silk Road Medical, Inc.(a) (b)	637,410	38,971,248

		135,968,894

Health Care Providers & Services – 3.4%
Alignment Healthcare, Inc.(b)	802,638	21,302,012
Amedisys, Inc.(b)	237,113	63,984,943
Guardant Health, Inc.(a) (b)	384,361	61,105,712

		146,392,667

Health Care Technology – 0.1%
American Well Corp. - Class A(a) (b)	264,475	4,070,270

Life Sciences Tools & Services – 4.7%
10X Genomics, Inc.(a) (b)	341,639	67,576,194
Berkeley Lights, Inc.(b)	682,529	33,518,999
ICON PLC(a) (b)	144,876	31,430,848
Repligen Corp.(b)	351,277	74,368,854

		206,894,895

Pharmaceuticals – 0.8%
Instil Bio, Inc.(b)	523,613	10,749,775
Revance Therapeutics, Inc.(b)	800,264	23,303,688

		34,053,463

		905,613,479

Consumer Discretionary – 16.7%
Distributors – 1.5%
Pool Corp.	155,650	65,765,238

Diversified Consumer Services – 1.3%
Chegg, Inc.(a) (b)	648,999	58,624,080

Company	Shares	U.S. $ Value

Hotels, Restaurants & Leisure – 2.3%
Penn National Gaming, Inc.(a) (b)	72,430	$6,454,962
Planet Fitness, Inc.(b)	558,313	46,892,709
Vail Resorts, Inc.(b)	149,140	48,494,362

		101,842,033

Household Durables – 3.7%
NVR, Inc.(b)	10,019	50,276,344
Tempur Sealy International, Inc.	1,320,642	50,369,286
TopBuild Corp.(b)	263,845	58,673,851

		159,319,481

Internet & Direct Marketing Retail – 1.1%
Etsy, Inc.(b)	237,050	47,123,169

Leisure Equipment & Products – 0.7%
Latham Group, Inc.(b)	1,163,055	30,239,430

Specialty Retail – 6.1%
Five Below, Inc.(b)	317,623	63,927,981
Floor & Decor Holdings, Inc. - Class A(b)	684,823	75,960,567
Lithia Motors, Inc. - Class A(a)	158,450	60,905,011
National Vision Holdings, Inc.(a) (b)	1,282,011	64,626,175

		265,419,734

		728,333,165

Industrials – 13.6%
Aerospace & Defense – 1.3%
Axon Enterprise, Inc.(b)	370,160	56,119,958

Building Products – 1.8%
Trex Co., Inc.(a) (b)	709,240	76,590,828

Commercial Services & Supplies – 1.0%
Copart, Inc.(b)	362,652	45,153,800

Electrical Equipment – 1.4%
AMETEK, Inc.	379,296	51,178,409
Plug Power, Inc.(b)	252,877	7,209,523

		58,387,932

Machinery – 2.7%
Ingersoll Rand, Inc.(b)	1,220,425	60,301,199
Middleby Corp. (The)(b)	324,020	58,751,307

		119,052,506

Professional Services – 1.4%
Jacobs Engineering Group, Inc.(a)	451,334	60,302,736

Road & Rail – 1.2%
TFI International, Inc.(a)	597,422	52,364,038

Trading Companies & Distributors – 2.8%
SiteOne Landscape Supply, Inc.(a) (b)	358,104	64,236,695

Company	Shares	U.S. $ Value
United Rentals, Inc.(b)	182,780	$58,480,461

		122,717,156

		590,688,954

Financials – 6.7%
Banks – 2.1%
Pinnacle Financial Partners, Inc.(a)	495,660	43,439,642
SVB Financial Group(a) (b)	87,220	49,875,013

		93,314,655

Capital Markets – 1.2%
Ares Management Corp. - Class A	1,001,574	52,602,666

Consumer Finance – 0.3%
Fisker, Inc.(a) (b)	942,490	12,365,469

Insurance – 3.1%
Goosehead Insurance, Inc. - Class A(a)	245,542	26,994,888
Inari Medical, Inc.(b)	595,156	68,020,379
Kinsale Capital Group, Inc.	226,087	39,341,399

		134,356,666

		292,639,456

Consumer Staples – 2.5%

Food & Staples Retailing – 1.0%
Casey’s General Stores, Inc.	195,193	43,369,933

Food Products – 1.5%
Freshpet, Inc.(b)	339,800	62,801,836

		106,171,769

Materials – 1.0%
Chemicals – 1.0%
FMC Corp.	369,322	43,668,633

Real Estate – 0.8%
Equity Real Estate Investment Trusts (REITs) – 0.8%
Safehold, Inc.(a)	476,160	33,669,274

Energy – 0.6%
Oil, Gas & Consumable Fuels – 0.6%
Matador Resources Co.	985,810	25,936,661

Total Common Stocks (cost $3,108,866,389)		4,260,089,467

INVESTMENT COMPANIES – 1.3%
Funds and Investment Trusts – 1.3%
iShares Russell 2000 Growth ETF(a) (c) (cost $33,377,190)	186,826	57,282,720

PREFERRED STOCKS – 0.0%
Consumer Discretionary – 0.0%
Household Durables – 0.0%
Honest Co., Inc. (The) - (Series D) 0.00% (b) (d) (e)	85,320	1,322,460

Company	Shares	U.S. $ Value
Honest Co., Inc. (The) - (Series E) 0.00% (b) (d) (e)	22,322	$345,991

Total Preferred Stocks (cost $2,170,718)		1,668,451

SHORT-TERM INVESTMENTS – 1.1%
Investment Companies – 1.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (f) (g) (cost $47,071,167)	47,071,167	47,071,167

Total Investments Before Security Lending Collateral for Securities Loaned – 100.3% (cost $3,191,485,464)		4,366,111,805

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.6%
Investment Companies – 1.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio Class AB, 0.01%(c) (f) (g) (cost $68,643,009)	68,643,009	68,643,009

Total Investments – 101.9% (cost $3,260,128,473)(h)		4,434,754,814
Other assets less liabilities – (1.9)%		(82,025,147)

Net Assets – 100.0%		$4,352,729,667

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Fair valued by the Adviser.
(f)	Affiliated investments.
(g)	The rate shown represents the 7-day yield as of period end.
(h)

As of April 30, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,220,432,946 and gross unrealized depreciation of investments was $(45,806,605), resulting in net unrealized appreciation of $1,174,626,341.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

REIT – Real Estate Investment Trust

AB Discovery Growth Fund, Inc.

April 30, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$4,260,089,467	$—	$—	$4,260,089,467
Investment Companies	57,282,720	—	—	57,282,720
Preferred Stocks	—	—	1,668,451	1,668,451
Short-Term Investments	47,071,167	—	—	47,071,167
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	68,643,009	—	—	68,643,009

Total Investments in Securities	4,433,086,363	—	1,668,451	4,434,754,814
Other Financial Instruments(b)	—	—	—	—

Total	$4,433,086,363	$—	$1,668,451	$4,434,754,814

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2021 is as follows:

Fund	Market Value 07/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 04/30/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$46,768	$1,158,222	$1,157,919	$47,071	$10
Government Money Market Portfolio*	71,907	120,517	123,781	68,643	2
Total	$118,675	$1,278,739	$1,281,700	$115,714	$12

*	Investments of cash collateral for securities lending transactions.